Subsequent Events (Details) - USD ($) $ in Millions	Apr. 04, 2022	Mar. 14, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Consideration transferred, equity interests issued and issuable		$ 30.0
Minimum liquidity covenant			$ 30.0
Hollandia Produce Group, Inc. (Pete's)
Subsequent Event [Line Items]
Payments to acquire businesses	$ 92.5
Consideration transferred, equity interests issued and issuable	$ 50.9
Number of shares issued (in shares)	5,654,600
Subsequent Event
Subsequent Event [Line Items]
Credit facility, amended aggregate commitment amount		170.0
Minimum liquidity covenant		20.0
Debt amendment fee		$ 2.0
Subsequent Event | Senior Facility | Loans Payable
Subsequent Event [Line Items]
Debt, increase of applicable margin		2.00%
Subsequent Event | Hollandia Produce Group, Inc. (Pete's)
Subsequent Event [Line Items]
Aggregate consideration		$ 122.5
Payments to acquire businesses		92.5
Consideration transferred, equity interests issued and issuable		30.0
Aggregate purchase price		$ 25.8
Number of shares issued (in shares)		1,932,931